Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred Charges (Abstract)
Loan fees net of accumulated amortization	$ 4,645	$ 4,036
Deferred charges consisted of dry-docking and special survey costs	$ 12,978	$ 10,672